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              THE DOW/(SM)/ TARGET 10 PORTFOLIO (JANUARY SERIES)
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               THE DOW/(SM)/ TARGET 5 PORTFOLIO (JANUARY SERIES)
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                    THE ENDEAVOR PLATINUM VARIABLE ANNUITY

                                   ISSUED BY

                          PFL LIFE INSURANCE COMPANY

                       Supplement Dated January 1, 1999
                                    To The
                         Prospectus Dated May 1, 1998



The Dow/(SM)/ Target 10 Portfolio (January Series) and The Dow/(SM)/ Target 5
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Portfolio (January Series) have been added as additional investment options under theEndeavor Platinum Variable Annuity. The Dow/(SM)/ Target 10 Portfolio
                                                    ------
(January Series) and The Dow/(SM)/ Target 5 Portfolio (January Series) will each
                            ------
have a December 31, 1998 Initial Stock Selection Date and a corresponding Annual Stock Selection Date. The Dow/(SM)/ Target 10 Portfolio (January Series) and The
                             ------
Dow/(SM)/ Target 5 Portfolio (January Series) will otherwise operate in all
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material respects as The Dow/(SM)/ Target 10 Subaccount investment portfolio and
The Dow/(SM)/ Target 5 Subaccount investment portfolio described in the
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prospectus operate.


The Dow/(SM)/ Target 10 Subaccount investment portfolio and The Dow/(SM)/ Target
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5 Subaccount investment portfolio described in the prospectus, each with an
Initial Stock Selection Date of June 30, 1998, shall hereinafter be referred to as The Dow/(SM)/ Target 10 Portfolio (July Series) and The Dow/(SM)/ Target 5
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Portfolio (July Series), respectively. The Dow/(SM)/ Target 10 Portfolio
                                              ------
(January Series) and The Dow/(SM)/ Target 10 Portfolio (July Series) will run simultaneously for different 12-month periods as will The Dow/(SM)/ Target 5
                                                             ------
Portfolio (January Series) and The Dow/(SM)/ Target 5 Portfolio (July Series),
                                      ------
within their respective Target Subaccount. (See "THE TARGET ACCOUNT -- Investment Strategy.")


The Dow/(SM)/ Target 10 Portfolio (January Series) and The Dow/(SM)/ Target 5
       ------                                                 ------
Portfolio (January Series) will follow the same investment strategy as The Dow/(SM)/ Target 10 Portfolio (July Series) and The Dow/(SM)/ Target 5 Portfolio
   ------                                              ------
(July Series), respectively. (See "THE TARGET ACCOUNT -- Investment Strategy.") In addition, the management of the Target Account, the management fee paid to the Manager, other expenses and Total Account expenses are anticipated to be as described in the prospectus. (See "THE TARGET ACCOUNT -- General.")



                 THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                                     BY THE
    PROSPECTUS FOR THE ENDEAVOR PLATINUM VARIABLE ANNUITY DATED MAY 1, 1998
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You may allocate premium payments to any of the investment portfolios in the
Target Account at any time. You may also transfer amounts from one Target Account investment portfolio to another. In addition to the investment risks set forth in the prospectus (See "THE TARGET ACCOUNT -- Investment Risks"), transfers between the Target Account investment portfolios during the 12-month period from Stock Selection Date to Stock Selection Date run counter to the investment strategy of the Target Account investment portfolios, namely holding the applicable stocks for a 12-month period, and may adversely impact your investment performance. Similarly, using dollar cost averaging and asset rebalancing for the Target Account investment portfolios also runs counter to their investment strategies.


The Dow/(SM)/ Target 10 Portfolio (January Series) and The Dow/(SM)/ Target 5
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Portfolio (January Series) may not be available in all states at the date of this supplement. Please contact PFL at (800) 525-6205 for additional information regarding the availability of The Dow/(SM)/ Target 10 Portfolio (January Series)
                                     ------
and The Dow/(SM)/ Target 5 Portfolio (January Series) in your state.
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The information in this supplement is qualified in its entirety by the information in the prospectus for the Endeavor Platinum Variable Annuity. All capitalized terms used in this supplement, which are not defined in this supplement, shall have the same meanings as the same terms used in the prospectus.